Acquisitions and Divestitures - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands				6 Months Ended
	Dec. 19, 2016	Nov. 08, 2016	Jul. 31, 2015	Jun. 30, 2017
Comstock Acquisition
Consideration:
Cash, Purchase price			$ 103,000
Comstock Acquisition | Final Purchase Price Allocation [Member]
Purchase Price Allocation:
Oil and gas properties			102,628
Other property and equipment			500
Asset retirement obligations			(112)
Total identifiable net assets			$ 103,016
APC/KKR Acquisitions
Consideration:
Cash, Purchase price				$ 533,609
Common stock, Purchase price				60,754
Total consideration, Purchase price				594,363
Purchase Price Allocation:
Proved oil and gas properties, Purchase price				264,144
Unproved oil and gas properties, Purchase price				333,778
Accounts receivable, Purchase Price				967
Asset retirement obligations				(2,500)
Accrued liabilities, Purchase Price				(2,026)
Total identifiable net assets				$ 594,363
Burleson North Acquisition [Member]
Consideration:
Cash, Purchase price	$ 389,800
Burleson North Acquisition [Member] | Preliminary Purchase Price Allocation [Member]
Purchase Price Allocation:
Oil and gas properties	396,481
Other property and equipment	478
Accounts receivable, Purchase Price	3,160
Asset retirement obligations	(3,101)
Accrued liabilities, Purchase Price	(7,206)
Total identifiable net assets	389,812
Burleson North Acquisition [Member] | Final Purchase Price Allocation [Member]
Purchase Price Allocation:
Oil and gas properties	395,591
Other property and equipment	478
Accounts receivable, Purchase Price	1,257
Accounts payable, Purchase Price	(1,816)
Asset retirement obligations	(3,101)
Accrued liabilities, Purchase Price	(6,503)
Total identifiable net assets	385,906
November Acquisition
Consideration:
Cash, Purchase price		$ 30,000
Purchase Price Allocation:
Oil and gas properties		$ 29,973
Rosewood Acquisition
Purchase Price Allocation:
Oil and gas properties	$ 19,626